March 9, 1998


         Securities and Exchange Commission
         450 Fifth Street, N.W.
         Washington, DC  20549



                ReDiversified Bond
                  File No's:  Investment Co.Act:     811-7215
                                 Securities Act:    33-55441


         Gentlemen:

              Pursuant to the requirements of Rule 30b2-1 under the Investment Company Act of 1940 and Rule 14a-3(c) under the Securities Exchange Act of 1934, we hereby submit for filing the annual report for the above-referenced Fund.





                                                    Very truly yours,

                                                    /s/ Grace Torres
                                                    Grace Torres
                                                    Treasurer